CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - CNY (¥) ¥ in Thousands	Ordinary shares Class A ordinary shares	Ordinary shares Class B ordinary shares	Ordinary shares	Additional paid-in capital	Statutory reserves	Accumulated other comprehensive income	Accumulated deficit	Class A ordinary shares	Class B ordinary shares	Total
Beginning balance at Dec. 31, 2022			¥ 32	¥ 61,947		¥ 11,800	¥ (1,954,126)			¥ (1,880,347)
Beginning balance (in shares) at Dec. 31, 2022			50,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)							203,117			203,117
Preferred shares redemption value accretion							(536,059)			(536,059)
Disposal of discontinued operations				17,789						17,789
Share-based compensation				38,583						38,583
Exercise of share options			¥ 5	16,032						16,037
Exercise of share options (in shares)			6,994,625
Vesting of restricted shares			¥ 17	(17)
Vesting of restricted shares (in shares)			25,000,000
Foreign currency translation adjustment						3,495				3,495
Ending balance at Dec. 31, 2023			¥ 54	134,334		15,295	(2,287,068)			(2,137,385)
Ending balance (in shares) at Dec. 31, 2023			81,994,625
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)							865,846			865,846
Appropriation to statutory reserves					¥ 80,975		(80,975)
Preferred shares redemption value accretion							(429,931)			(429,931)
Share-based compensation				64,017						64,017
Vesting of restricted shares			¥ 17	313						330
Vesting of restricted shares (in shares)			25,000,000
Foreign currency translation adjustment						3,326				3,326
Ending balance at Dec. 31, 2024			¥ 71	198,664	80,975	18,621	(1,932,128)			¥ (1,633,797)
Ending balance (in shares) at Dec. 31, 2024			106,994,625							106,994,625
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)							1,307,540			¥ 1,307,540
Appropriation to statutory reserves					149,058		(149,058)
Preferred shares redemption value accretion							700,795			700,795
Share-based compensation				74,319						74,319
Exercise of share options				435						435
Exercise of share options (in shares)	361,212
Vesting of restricted shares				689						689
Vesting of restricted shares (in shares)	19,614
Issuance of class A ordinary shares, net of issuance costs	¥ 9			185,518						185,527
Issuance of Class A ordinary shares, net of issuance costs (in shares)	12,400,000
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon IPO	¥ 110			2,719,977						2,720,087
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon IPO (in shares)	151,086,581
Re-designation of ordinary shares into Class A and Class B ordinary shares upon IPO	¥ 16	¥ 55	¥ (71)
Re-designation of ordinary shares into Class A and Class B ordinary shares upon IPO (in shares)	24,862,125	82,132,500	(106,994,625)
Foreign currency translation adjustment						(9,300)				(9,300)
Ending balance at Dec. 31, 2025	¥ 135	¥ 55		¥ 3,179,602	¥ 230,033	¥ 9,321	¥ (72,851)			¥ 3,346,295
Ending balance (in shares) at Dec. 31, 2025	188,729,532	82,132,500						194,348,706	82,132,500